Pension Plans, Postretirement and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension Plan Assets Invested

Pension plan assets were invested in the following classes of securities:

	Percentage of Fair Market Value
	December 31, 2017		December 31, 2016
	US	Foreign	US	Foreign
Equity Securities	70%	50%	70%	61%
Debt Securities	29%	42%	30%	34%
Real Estate	—	2%	—	2%
Other	1%	6%	—%	3%

Plan Assets using Fair Value Hierarchy

The following table presents our plan assets using the fair value hierarchy as of December 31, 2017 and 2016, respectively. The fair value hierarchy has three levels based on the methods used to determine the fair value. Level 1 assets refer to those asset values based on quoted market prices in active markets for identical assets at the measurement date. Level 2 assets refer to assets with values determined using significant other observable inputs, and Level 3 assets include values determined with non-observable inputs.

	Fair Value Level as of December 31, 2017
	US		Foreign
Asset Category	Level 1	Assets Measurement at NAV	Level 1	Level 2	Level 3	Assets Measurement at NAV
	(Millions)
Equity securities:
U.S. large cap	$21	$85	$3	$31	$—	$31
U.S. mid cap	—	—	—	2	—	—
U.S. small cap	—	15	—	—	—	—
Non-U.S. large cap	—	15	10	48	—	56
Non-U.S. mid cap	—	—	—	12	—	9
Non-U.S. small cap	—	—	—	3	—	—
Emerging markets	—	5	3	5	—	1
Debt securities:
U.S. treasuries/government bonds	—	—	1	—	—	—
U.S. corporate bonds	—	3	—	1	—	—
U.S. other fixed income	—	56	—	—	—	—
Non-U.S. treasuries/government bonds	—	—	1	112	—	32
Non-U.S. corporate bonds	—	—	4	15	—	13
Non-U.S. municipal obligations	—	—	—	—	—	1
Non-U.S. other fixed income	—	—	2	—	—	—
Real Estate:
Non-U.S. real estate	—	—	1	6	—	—
Other:
Insurance contracts	—	—	—	16	9	—
Cash held in bank accounts	2	—	9	1	—	—

Total	$23	$179	$34	$252	$9	$143

	Fair Value Level as of December 31, 2016
	US		Foreign
Asset Category	Level 1	Asset Measurement at NAV	Level 1	Level 2	Level 3	Asset Measurement at NAV
	(Millions)
Equity securities:
U.S. large cap	$22	$77	$2	$30	$—	$26
U.S. mid cap	—	—	1	2	—	—
U.S. small cap	—	15	—	—	—	—
Non-U.S. large cap	—	—	7	67	—	46
Non-U.S. mid cap	—	15	—	15	—	8
Non-U.S. small cap	—	—	—	10	—	1
Emerging markets	—	5	2	3	—	1
Debt securities:
U.S. treasuries/government bonds	—	—	1	—	—	—
U.S. corporate bonds	—	2	—	1	—	—
U.S. other fixed income	—	54	—	—	—	—
Non-U.S. treasuries/government bonds	—	—	1	38	—	29
Non-U.S. corporate bonds	—	—	4	23	—	12
Non-U.S. municipal obligations	—	—	—	—	—	1
Non-U.S. other fixed income	—	—	1	—	—	—
Real Estate:
Non-U.S. real estate	—	—	1	5	—	—
Other:
Insurance contracts	—	—	—	13	9	—
Cash held in bank accounts	2	—	7	2	—	—

Total	$24	$168	$27	$209	$9	$124

Changes in Fair Value of Level 3 Assets

The table below summarizes the changes in the fair value of the Level 3 assets:

	December 31, 2017		December 31, 2016
	Level 3 Assets		Level 3 Assets
	US	Foreign	US	Foreign
	(Millions)		(Millions)
Balance at December 31 of the previous year	$—	$9	$—	$8
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	—	1

Ending Balance at December 31	$—	$9	$—	$9

Significant Concentrations of Risk

The following table contains information about significant concentrations of risk, including all individual assets that make up more than 5 percent of the total assets and any direct investments in Tenneco stock:

Asset Category	Fair Value Level	Value	Percentage of Total Assets
	(Millions)
2017:
Tenneco Stock	1	$21	3.3%
2016:
Tenneco Stock	1	$22	4.0%

Amounts Recognized in Balance Sheets for Pension Plans and Postretirement Benefit Plan

A summary of the change in benefit obligation, the change in plan assets, the development of net amount recognized, and the amounts recognized in the balance sheets for the pension plans and postretirement benefit plan follows:

	Pension				Postretirement
	2017		2016		2017	2016
	US	Foreign	US	Foreign	US	US
	(Millions)
Change in benefit obligation:
Benefit obligation at December 31 of the previous year	$272	$438	$416	$425	$143	$141
Currency rate conversion	—	42	—	(38)	—	—
Settlement	(7)	(3)	(1)	—	—	—
Service cost	1	9	1	8	—	—
Interest cost	10	13	15	14	6	6
Administrative expenses/taxes paid	—	(2)	—	(1)	—	—
Plan amendments	—	—	—	(1)	—	—
Actuarial (gain)/loss	10	(9)	(7)	50	12	5
Benefits paid	(23)	(18)	(152)	(20)	(10)	(9)
Participants’ contributions	—	1	—	1	—	—

Benefit obligation at December 31	$263	$471	$272	$438	$151	$143
Change in plan assets:
Fair value at December 31 of the previous year	$192	$369	$304	$355	$—	$—
Currency rate conversion	—	35	—	(33)	—	—
Settlement	(7)	(3)	(1)	—	—	—
Actual return on plan assets	22	42	21	50	—	—
Administrative expenses/taxes paid	—	(2)	—	(1)	—	—
Employer contributions	18	14	20	17	10	9
Participants’ contributions	—	1	—	1	—	—
Benefits paid	(23)	(18)	(152)	(20)	(10)	(9)

Fair value at December 31	$202	$438	$192	$369	$—	$—

Development of net amount recognized:
Unfunded status at December 31	$(61)	$(33)	$(80)	$(69)	$(151)	$(143)
Unrecognized cost:
Actuarial loss	135	122	146	145	56	48
Prior service cost/(credit)	—	3	—	4	(3)	(4)

Net amount recognized at December 31	$74	$92	$66	$80	$(98)	$(99)

Amounts recognized in the balance sheets as of December 31
Noncurrent assets	$—	$28	$—	$9	$—	$—
Current liabilities	(2)	(3)	(20)	(2)	(9)	(10)
Noncurrent liabilities	(59)	(58)	(60)	(76)	(142)	(133)

Net amount recognized	$(61)	$(33)	$(80)	$(69)	$(151)	$(143)

Components of Net Periodic Benefit Cost

Net periodic postretirement benefit cost for the years 2017, 2016, and 2015, consists of the following components:

	2017	2016	2015
	(Millions)
Service cost—benefits earned during the year	$—	$—	$—
Interest on accumulated postretirement benefit obligation (a)	6	6	6
Net amortization:
Actuarial loss (a)	—	5	6
Prior service credit (a)	(1)	(1)	(4)
Prior period correction (a)	4	—	—

Net periodic postretirement benefit cost	$9	$10	$8

(a) Recorded in other expense.

Net periodic pension costs for the years 2017, 2016 and 2015, consist of the following components:

	2017		2016		2015
	US	Foreign	US	Foreign	US	Foreign
	(Millions)
Service cost—benefits earned during the year	$1	$9	$1	$8	$1	$9
Interest cost (a)	10	13	15	14	17	15
Expected return on plan assets (a)	(14)	(25)	(23)	(20)	(23)	(21)
Settlement loss (a)	8	1	72	—	4	—
Net amortization:
Actuarial loss (a)	5	9	8	7	8	8
Prior service cost (a)	—	1	—	1	—	1

Net pension costs	$10	$8	$73	$10	$7	$12

(a)	Recorded in other expense.

Amounts recognized in accumulated other comprehensive loss for pension benefits

Amounts recognized in accumulated other comprehensive loss for pension benefits consist of the following components:

	2017		2016
	US	Foreign	US	Foreign
	(Millions)
Net actuarial loss	$135	$122	$146	$145
Prior service cost	—	3	—	4

	$135	$125	$146	$149

Amounts Recognized for Pension and Postretirement Benefits in Other Comprehensive Income

Amounts recognized for pension and postretirement benefits in other comprehensive income for the year ended December 31, 2017 and 2016 include the following components:

	Year Ended December 31,
	2017			2016
	Before-Tax Amount	Tax Benefit	Net-of-Tax Amount	Before-Tax Amount	Tax Benefit	Net-of-Tax Amount
	(Millions)
Defined benefit pension and postretirement plans:
Change in total actuarial gain (loss)	$12	$(4)	$8	$51	$(21)	$30
Amortization of prior service cost included in net periodic pension and postretirement cost	—	—	—	(1)	—	(1)
Amortization of actuarial gain (loss) included in net periodic pension and postretirement cost	26	(7)	19	20	(8)	12

Other comprehensive income—pension benefits	$38	$(11)	$27	$70	$(29)	$41

Components of Net Periodic Benefit Cost

In 2018, we expect to recognize the following amounts, which are currently reflected in accumulated other comprehensive loss, as components of net periodic benefit cost:

	2018
	US	Foreign
	(Millions)
Net actuarial loss	$5	$7
Prior service cost	—	1

	$5	$8

In 2018, we expect to recognize the following amounts, which are currently reflected in accumulated other comprehensive loss, as components of net periodic benefit cost:

2018
(Millions)
Net actuarial loss	$6
Prior service credit	(1)

$5

Projected Benefit Obligation Accumulated Benefit Obligation and Fair Value of Plan Assets for all Pension Plans

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for all pension plans with accumulated benefit obligations in excess of plan assets at December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
	US	Foreign	US	Foreign
	(Millions)
Projected benefit obligation	$263	$117	$272	$266
Accumulated benefit obligation	263	112	272	261
Fair value of plan assets	202	56	192	188

Estimated Pension Plan Benefit Payments	The following estimated benefit payments are payable from the pension plans to participants:

Year	US	Foreign
	(Millions)
2018	$14	$20
2019	15	21
2020	16	23
2021	14	22
2022	16	23
2023-2027	76	128

Assumptions used in accounting for Pension Plans

The following assumptions were used in the accounting for the pension plans for the years of 2017, 2016, and 2015:

	2017		2016
	US	Foreign	US	Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.8%	2.6%	4.2%	2.8%
Rate of compensation increase	N/A	2.5%	N/A	2.5%

	2017		2016		2015
	US	Foreign	US	Foreign	US	Foreign
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	4.2%	2.8%	4.3%	3.5%	4.1%	3.2%
Expected long-term return on plan assets	7.8%	5.2%	7.6%	5.7%	7.8%	5.9%
Rate of compensation increase	N/A	2.5%	N/A	2.7%	N/A	3.0%

Estimated Postretirement Benefit Payments	The following estimated postretirement benefit payments are payable from the plan to participants:

Year	Postretirement Benefits
(Millions)
2018	$9
2019	9
2020	9
2021	9
2022	9
2023-2027	45

Postretirement Cost

The following assumptions were used in the accounting for postretirement cost for the years of 2017, 2016 and 2015:

	2017	2016
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.8%	4.2%
Rate of compensation increase	N/A	N/A

	2017	2016	2015
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	4.2%	4.3%	4.1%
Rate of compensation increase	N/A	N/A	N/A